FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
	December 31,
	2021	2020
Financial assets:

Marketable securities – Level 1	$18,541	$-

	$18,541	$-

Schedule of Company's Financial Liabilities
	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,463	$-	$-	$-	$-	$-	$1,463
Employees and payroll accruals	2,662	-	-	-	-	-	2,662
Other payables	1,519	-	-	-	-	-	1,519
Leases liability	975	928	814	115	73	64	2,969
Liabilities in respect of government grants	89	233	490	847	1,449	1,359	4,467

	$6,708	$1,161	$1,304	$962	$1,522	$1,423	$13,080

Balance on December 31, 2020:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$863	$-	$-	$-	$-	$-	$863
Employees and payroll accruals	2,535	-	-	-	-	-	2,535
Other payables	1,238	-	-	-	-	-	1,238
Leases liability	777	659	622	622	111	133	2,924
Liabilities in respect of government grants	72	177	291	557	948	2,639	4,684

	$5,485	$836	$913	$1,179	$1,059	$2,772	$12,244

Schedule of Sensitivity Tests Relating to Changes in Market Factors
	December 31,
	2021	2020

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate	$(639)	$(485)
Decrease of 5% in exchange rate	$639	$485

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$927	$-
Decrease of 5% in market price	$(927)	$-